Inventories	12 Months Ended
Mar. 31, 2012
Inventories
4	Inventories

Inventories consist of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Current portion:
- consumables and supplies	6,729	6,666	1,059

Non-current portion:
- processing costs capitalized in donated umbilical cord blood	31,600	34,651	5,502
Total current and non-current inventories	38,329	41,317	6,561

Collection, testing and processing costs attributable to the processing of donated umbilical cord blood are capitalized as inventories. Management assesses the recoverability of such inventories with reference to future projections of matching fees, number of donated cord blood units of the Group, demand for cord blood units for transplantation and research purposes, and the probability of finding a match in light of the number of units held. Based on such assessments, the management considers that the cord blood processing costs capitalized are recoverable and no provision for inventories has been made as of March 31, 2010, 2011 and 2012.